Transactions with non-controlling interests - Hangzhou Pengai (Details) - CNY (¥)																12 Months Ended
	Mar. 25, 2020	Mar. 24, 2020	Dec. 10, 2019	Dec. 09, 2019	Jun. 12, 2019	Jun. 11, 2019	Jun. 01, 2019	May 31, 2019	May 28, 2019	May 27, 2019	Oct. 10, 2018	Aug. 31, 2018	Aug. 27, 2018	Aug. 26, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Hangzhou Pengai
Consideration paid to non-controlling interests					¥ (4,906,000)
Equity interests disposed off (as a percent)					20.00%						20.00%
Proportion of ownership interest in subsidiary					100.00%	80.00%						80.00%				100.00%	80.00%
Chongqing Pengai
Excess of consideration paid to non-controlling interest recognised within equity																	¥ (383,000)
Equity interests disposed off (as a percent)									5.00%
Proportion of ownership interest in subsidiary									100.00%	95.00%			95.00%	70.00%	70.00%	100.00%	100.00%
Changsha Pengai
Consideration paid to non-controlling interests			¥ (161,000)
Consideration paid to non-controlling interests			950,000
Excess of consideration paid to non-controlling interest recognised within equity			¥ (1,111,000)														¥ (511,000)
Proportion of ownership interest in subsidiary			89.00%	79.00%				70.00%								89.00%	89.00%
Nanchang Pengai
Consideration paid to non-controlling interests	¥ (125,000)
Proportion of ownership interest in subsidiary	85.00%	80.00%					51.00%									51.00%	51.00%